Revenue from License and Collaboration Agreements-Third Parties	6 Months Ended
Jun. 30, 2017
Revenue from license and collaboration agreements-third parties
Revenue from license and collaboration agreements-third parties

15. Revenue from License and Collaboration Agreements—Third Parties

Revenue from license and collaboration agreements—third parties is as follows:

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Milestone revenue	9,510	9,931
Amortization of upfront payment	534	856
Research and development services	7,799	7,301
	17,843	18,088

The revenue is mainly from license and collaboration agreements as follows:

License and collaboration agreement with Eli Lilly

On October 8, 2013, the Group entered into a licensing, co-development and commercialization agreement in the PRC with Eli Lilly relating to fruquintinib, a targeted oncology therapy for the treatment of various types of solid tumors.

Under the terms of this agreement, the Group recognized US$4.5 million milestone revenue for the six months ended June 30, 2017 in relation to the acceptance of a new drug application by the China Food and Drug Administration for fruquintinib as a treatment of patients with advanced colorectal cancer. The Group did not recognize any milestone revenue in relation to this contract for the six months ended June 30, 2016. The Group recognized US$0.5 million and US$0.8 million revenue from amortization of the upfront payment during the six months ended June 30, 2017 and 2016 respectively. In addition, the Group recognized US$6.0 million revenue from research and development services for both the six months ended June 30, 2017 and 2016.

License and collaboration agreement with AstraZeneca

On December 21, 2011, the Group and AstraZeneca entered into a global licensing, co-development, and commercialization agreement for savolitinib, a novel targeted therapy and a highly selective inhibitor of the c-Met receptor tyrosine kinase for the treatment of cancer.

Under the terms of this agreement, the Group recognized US$5.0 million milestone revenue for the six months ended June 30, 2017 in relation to the Phase III initiation for the secondary indication,  papillary renal cell carcinoma, and US$9.9 million milestone revenue for the six months ended June 30, 2016 in relation to the Phase IIb initiation for the primary indication, non-small cell lung cancer. The Group recognized less than US$0.1 million revenue from amortization of the up-front payment for both the six months ended June 30, 2017 and 2016. The Group recognized US$1.8 million and US$1.3 million revenue from research and development services for the six months ended June 30, 2017 and 2016 respectively.